NET LOSS PER SHARE - Weighted-average outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	100,013,727	97,350,560	96,646,298	286,484,598
Founders Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	162,558
Series A-1 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	3,654,873		10,902,511
Series A-2 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	5,372,703		16,026,810
Series A-3 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	2,485,296		7,413,655
Series A-4 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	590,688		1,762,026
Series A-5 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	2,680,236		7,995,163
Series A-6 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	3,647,817		10,881,463
Series A-7 convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	15,139,917		45,162,477
Series B convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	32,834,601		97,945,841
Series C convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	0	20,949,454		62,492,365
Outstanding options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	21,479,632	8,975,275	17,675,097	25,417,375
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	23,153,266	857,142	23,153,267
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	9,317,225	0
Common stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	1,347,848	0	1,481,065
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation (in shares)	44,715,756	0	44,715,756